Assets Sold Under Agreements to Repurchase - Summary of Assets Sold under Agreements to Repurchase by Counterparty (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Citibank, N.A. [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 249,493
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Jan. 21, 2017
Facility maturity	Mar. 03, 2017
Credit Suisse First Boston Mortgage Capital LLC [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 149,984
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Mar. 21, 2017
Facility maturity	Mar. 30, 2017
JPMorgan Chase & Co. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 4,539
Weighted average maturity	Jan. 20, 2017
JPMorgan Chase & Co. [Member] | CRT Agreements [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 72,670
Weighted average maturity	Jan. 13, 2017
JPMorgan Chase & Co. [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 116,225
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Oct. 13, 2017
Facility maturity	Oct. 13, 2017
JPMorgan Chase & Co. [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 1,854
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Jan. 26, 2017
Facility maturity	Jan. 26, 2017
Royal Bank of Canada [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 2,590
Weighted average maturity	Jan. 19, 2017
Bank of America, N.A. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 15,526
Weighted average maturity	Jan. 17, 2017
Bank of America, N.A. [Member] | CRT Agreements [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 33,731
Weighted average maturity	Jan. 16, 2017
Bank of America, N.A. [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 23,156
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Mar. 22, 2017
Facility maturity	Mar. 29, 2017
Morgan Stanley Bank, N.A. [Member] | Mortgage loans acquired for sale, mortgage loans and REO sold under agreements to repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 6,622
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Feb. 17, 2017
Facility maturity	Aug. 25, 2017
Barclays [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 4,590
Mortgage acquired for sale Weighted-average repurchase agreement maturity	Mar. 21, 2017
Facility maturity	Dec. 01, 2017
Daiwa Capital Markets [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 8,218
Weighted average maturity	Jan. 14, 2017
Wells Fargo Bank, N.A. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 7,116
Weighted average maturity	Jan. 09, 2017
BNP Paribas Corporate & Institutional Banking [Member] | CRT Agreements [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount at risk	$ 19,498
Weighted average maturity	Jan. 13, 2017